Changes in non-cash working capital	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
14. Change in non-cash working capital

The changes in non-cash working capital balances are comprised of:

	2013	2012	2011
Accounts receivable	$176,429	$(350,077)	$(119,160)
Work-in-progress	676,621	135,747	(1,112,210)
Prepaid expenses	(17,807)	(97,544)	2,836
Accounts payable and accrued liabilities	(684,369)	275,799	771,337
Deferred revenue	2,463,998	(1,459,393)	1,776,496
	2,614,872	(1,495,468)	1,319,299

Portion attributable to:
Operating activities	2,614,872	(1,495,468)	1,319,299
Financing activities	-	-	-
Investing activities	-	-	-
	2,614,872	(1,495,468)	1,319,299